ProShares Ultra Oura Expense Example - ProShares Ultra Oura - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 322